Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2016
Additional Financial Information of Parent Company
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB)

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	179,549,103	262,609,642	37,823,656
Other receivables	—	20,811,000	2,997,407
Other current assets	1,312,357	1,196,633	172,351

Total current assets	180,861,460	284,617,275	40,993,414
Investment in subsidiaries and VIE	758,755,916	1,021,842,196	147,175,888
Loan to subsidiaries	194,493,223	207,773,729	29,925,642

Total Assets	1,134,110,599	1,514,233,200	218,094,944

LIABILITY
Other current liabilities	602,184	643,291	92,653
Amount due to related parties-non current	46,440,331	12,984,036	1,870,090

Total Liability	47,042,515	13,627,327	1,962,743

Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 179,586,759 and 193,720,706 shares issued and outstanding, as of December 31, 2015 and 2016, respectively)	560,080	606,170	87,307
Additional paid-in capital	896,815,686	1,059,906,023	152,658,220
Retained earnings	155,338,255	362,922,123	52,271,658
Accumulated other comprehensive income	34,354,063	77,171,557	11,115,016

Total shareholders’ equity	1,087,068,084	1,500,605,873	216,132,201

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,134,110,599	1,514,233,200	218,094,944

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Cost of revenues	(1,092,849)	(3,477,672)	(4,246,514)	(611,625)
Selling expenses	(4,648)	(12,808)	(129,584)	(18,664)
General and administrative expenses	(6,332,579)	(15,027,623)	(24,160,949)	(3,479,900)
Other income	—	—	561,503	80,873
Interest income	—	—	6,465	931
Interest expense	(916)	—	—	—
Income before taxes and equity in affiliates	(7,430,992)	(18,518,103)	(27,969,079)	(4,028,385)

Income from equity in subsidiaries and VIEs	95,217,000	171,994,609	235,552,947	33,926,682
Net income	87,786,008	153,476,506	207,583,868	29,898,297
Other comprehensive income	140,577	34,273,935	42,817,494	6,167,002

Comprehensive income attributable to Jupai shareholders	87,926,585	187,750,441	250,401,362	36,065,299

Deemed dividend on Series B convertible redeemable preferred shares	(46,198,890)	—	—	—

Comprehensive income attributable to ordinary shareholders	41,727,695	187,750,441	250,401,362	36,065,299

2014 Schedule I was restated to include the amounts attributable to the VIEs, which has resulted in an increase in Investment in VIEs and additional paid-in capital by RMB38,523,878. This change has no effect on the Group’s consolidated financial statements or other disclosures in Schedule I.

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net income	87,786,008	153,476,506	207,583,868	29,898,297
Adjustment to reconcile net income to net cash provided by operating activities:
Share based compensation	3,046,402	15,895,439	21,423,694	3,085,654
Income from equity in subsidiaries and VIEs	(95,217,000)	(171,994,609)	(235,552,947)	(33,926,682)
Changes in operating assets and liabilities:
Prepayment			(20,811,000)	(2,997,407)
Other current assets	—	(781,124)	115,726	16,668
Other current liabilities	4,364,690	(3,922,057)	41,108	5,920

Net cash used in operating activities	(19,900)	(7,325,845)	(27,199,551)	(3,917,550)

Cash flows from investing activities:
Loan to subsidiaries	(31,139,497)	(143,145,444)	—	—
Investment in Up Capital	—	—	(11,693,178)	(1,684,168)
Investment in Non-linear	—	—	(4,168,461)	(600,383)

Net cash used in investing activities	(31,139,497)	(143,145,444)	(15,861,639)	(2,284,551)

Cash flows from financing activities:
proceeds from issuance of preferred shares	47,880,833	—	—	—
Proceeds from private placement	—	34,286,208	114,399,705	16,476,985
Exercise of options	—	—	3,105,533	447,290
Proceeds from IPO	—	305,559,135	—	—
Payment of IPO cost	(477,865)	(35,370,666)	—	—
Payment of private placement cost	—	—	(10,078,713)	(1,451,637)
Subscription receivable	304,845	—	—	—

Net cash provided by financing activities	47,707,813	304,474,677	107,426,525	15,472,638

Effect of exchange rate changes	(5,075)	9,002,374	18,695,204	2,692,669
Net increase in cash and cash equivalents	16,543,341	163,005,762	83,060,539	11,963,206
Cash and cash equivalents—beginning of year	—	16,543,341	179,549,103	25,860,450

Cash and cash equivalents—end of year	16,543,341	179,549,103	262,609,642	37,823,656

Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares	178,337,893	—	—	—
Acquisition of Scepter through share settlement	—	(344,867,857)	—	—
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares	—	234,259,758	—	—

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments−Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.

2.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.

As of December 31, 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.